TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Before Income Taxes
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
PRC	390,488	365,370	(5,008)
Non-PRC	(22,045)	(30,544)	(16,030)

	368,443	334,826	(21,038)

Income Tax Expenses Benefits
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Current tax expense	54,299	54,270	26,456
Deferred tax expense (benefit)	15,482	27,339	(32,361)

	69,781	81,609	(5,905)

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Income (loss) before income taxes	368,443	334,826	(21,038)
Income tax at applicable tax rate of 25%	92,111	83,707	(5,260)
Effect of international tax rate differences	1,384	4,208	847
Non-deductible expenses	2,931	5,769	2,145
Effect of tax holidays or preferential tax rates	(45,902)	(54,757)	(5,985)
Effect of tax rate changes	(15,101)	(4,769)	-
Investment basis difference in the PRC Domestic Entities	1,537	3,884	(335)
Withholding tax	28,632	23,164	(30,578)
Research and development super-deduction	(561)	(2,284)	(1,667)
Changes in valuation allowance	4,283	(82)	28,041
Unrecognized tax benefits	(3,120)	393	(8,133)
Changes in interest and penalties on unrecognized tax benefits	2,465	17,808	15,020

	69,781	81,609	(5,905)

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties
	As of December 31,
	2013	2014	2015
	US$	US$	US$

Balance at beginning of year	15,336	24,756	50,983
Increase relating to prior year tax positions	12,358	26,307	32,227
Increase relating to current year tax positions	-	-	5,124
Decrease relating to reversal of prior years’ tax position	-	-	(14,059)
Decrease relating to expiration of applicable statute of limitations	(3,510)	-	(1,787)
Foreign currency translation adjustments	572	(80)	(2,192)

Balance at end of year	24,756	50,983	70,296

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$

The aggregate amount	(45,902)	(54,757)	(5,985)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
-Basic	0.59	0.67	0.07
-Diluted	0.54	0.59	0.07

Components of Deferred Taxes
	As of December 31,
	2014	2015
	US$	US$

Deferred tax assets, current
Accrued expenses	2,991	-

Total deferred tax assets, current	2,991	-

Deferred tax assets, non-current
Net operating losses	7,109	34,807
Share based compensation	-	4,263
Less: Valuation allowance	(5,539)	(33,580)

Total deferred tax assets, non-current, net	1,570	5,490

Deferred tax liabilities, non-current
Investment basis in the PRC entities	(95,199)	(62,224)
BaoAn Acquisition – Property	(15,827)	(14,407)

Deferred tax liabilities, non-current	(111,026)	(76,631)